Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Goods in transit	$ 73	$ 198
Finished goods	669	470
Total Inventory	$ 742	$ 668